Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2021
Lessee, Lease, Description [Line Items]
Operating lease, payments	$ 0.1	$ 0.1
Solana Beach, California
Lessee, Lease, Description [Line Items]
Operating lease, cost	$ 0.1	$ 0.1
Lease term			3 years